PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Income Tax Disclosure [Abstract]
Expected Income Tax Benefit at Statutory Tax Rate	$ (32,381,541)	$ (113,915,623)
Section 280E Permanent and Other Non-Deductible Items	30,846,236	89,883,278
State Rate	1,878,787	2,471,663
Tax Gain on Sale Leaseback		8,377,927
Effect of GAAP Impairment		(37,651,440)
Effect of Held for Sale	11,413,523	(16,580,885)
Effect of ASC 842	3,056,613	(15,571,417)
Benefit on Recognized California Net Operating Loss	(9,268,041)	(2,935,116)
Interest and Penalties on Uncertain Tax Positions	4,629,178
Valuation Allowance	(6,774,807)	45,092,787
Reported Income Tax Expense (Benefit)	$ 3,399,948	$ (40,828,826)
Effective Tax Rate	(205.00%)	709.00%